Information on Business Segments (Operating Income by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating income	$ 67.3	$ 56.4	$ 11.6	$ 4.0	$ 35.4	$ 30.6	$ 13.3	$ 139.3	[1]	$ 115.2	[1]	$ 109.7	[1]	$ 35.9
Interest expense, net								89.3		77.2		78.3
Equity in earnings of joint ventures								(6.9)		(8.5)		(8.3)
Other expense, net								61.3		3.6		1.2
Income (loss) from continuing operations before income tax								(4.4)		42.9		38.5
Segment operating income
Segment Reporting Information [Line Items]
Operating income								184.1	[1]	143.4	[1]	130.8	[1]
ACCO Brands North America
Segment Reporting Information [Line Items]
Operating income								86.2	[1]	37.4	[1]	44.2	[1]
ACCO Brands International
Segment Reporting Information [Line Items]
Operating income								62.0	[1]	58.9	[1]	43.6	[1]
Computer Products Group
Segment Reporting Information [Line Items]
Operating income								35.9	[1]	47.1	[1]	43.0	[1]
Corporate
Segment Reporting Information [Line Items]
Operating income								$ (44.8)	[1]	$ (28.2)	[1]	$ (21.1)	[1]

[1]	Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.